SHAREHOLDERS' EQUITY - Ordinary Shares (Details)												1 Months Ended				6 Months Ended		12 Months Ended
	Apr. 28, 2025 $ / shares shares	Nov. 18, 2024 USD ($) item shares	Nov. 07, 2024 USD ($) $ / shares shares	Nov. 06, 2024 USD ($)	Sep. 18, 2024 USD ($) $ / shares shares	Aug. 26, 2024 USD ($) $ / shares shares	May 31, 2024 employee $ / shares shares	May 14, 2024 USD ($) $ / shares shares	Aug. 20, 2020 USD ($) $ / shares shares	Jan. 04, 2019 USD ($) $ / shares shares	Dec. 26, 2018 USD ($) $ / shares shares	Feb. 28, 2025 USD ($) $ / shares shares	Dec. 18, 2024 USD ($) item shares	May 31, 2024 USD ($) employee $ / shares shares	Dec. 26, 2018 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Nov. 08, 2024 $ / shares shares	Aug. 21, 2020 shares	Jan. 26, 2018 shares
SHAREHOLDERS' EQUITY
Common stock, shares authorized | shares	50,000,000															2,000,000		50,000,000
Common stock par value, per share | $ / shares	$ 0.001															$ 0.001		$ 0.001
Ordinary shares, shares issued | shares																1,068,686		1,008,686
Conversion ratio	0.04
Common share price per share | $ / shares						$ 28
Share price | $ / shares																$ 2.55				$ 1.51
Costs of private placement																		$ 256,500
Recognized as construction in progress						$ 26,164		$ 24,761
Employees and officers | employee							13							13
Payroll, payroll taxes and others																$ 49,737	$ 897,698	1,792,080	$ 572,240	$ 1,370,972
Number of shares issued consideration for services | shares						23,360
Closing market price																	$ 24,761	$ 24,761
Exercise price of warrants | $ / shares																$ 5.4		$ 6.25		$ 6.25
Proceeds from issuance																		$ 2,450,002
Warrants outstanding | shares																579,001				126,082
Proceeds from warrant exercises																$ 324,000		232,958
Total value of underwriter warrants										$ 190,384						$ 528,400		1,424,932
Total value																		363,169
Employees and Officers
SHAREHOLDERS' EQUITY
Share-based compensation (in shares) | shares														47,037
Payroll, payroll taxes and others																		$ 1,493,418
CEO and CFO
SHAREHOLDERS' EQUITY
Allocation of shares | shares														11,438
Total value														$ 363,169
Common Stock
SHAREHOLDERS' EQUITY
Ordinary shares, shares issued | shares																1,068,686	514,980	1,008,661	467,009
Ordinary shares sold (in shares) | shares																		2,722,224
Common share price per share | $ / shares								$ 26.5
Issued expert as consideration | shares								935
Recognized as construction in progress								$ 23
Number of shares issued consideration for services | shares						935											934	23,360
Closing market price						$ 24											$ 23	$ 23
Shares issued exercise of warrants | shares																60,000
Allocation of shares | shares																		285,960
Total value																		$ 286
Common Stock | Employees and Officers
SHAREHOLDERS' EQUITY
Common share price per share | $ / shares							$ 31.75							$ 31.75
Share-based compensation (in shares) | shares							47,037
Share-based compensation																		1,176
Additional Paid in Capital
SHAREHOLDERS' EQUITY
Recognized as construction in progress								$ 24,738
Closing market price						$ 26,140											$ 24,738	24,738
Total value																		362,883
Additional Paid in Capital | Employees and Officers
SHAREHOLDERS' EQUITY
Share-based compensation																		$ 1,492,242
Series A warrant
SHAREHOLDERS' EQUITY
Exercise price of warrants | $ / shares			$ 33.75									$ 5.4									$ 5.4
Shares issued exercise of warrants | shares												60,000
Warrants outstanding | shares			108,889													579,001		639,001			680,557
Number of investors exercised | item		4											4
Proceeds from warrant exercises		$ 224,400											$ 224,400
Total value of underwriter warrants																$ 528,400		$ 1,424,932
Net proceeds from exercise of warrants												$ 324,000				$ 324,000
Series A warrant | Common Stock
SHAREHOLDERS' EQUITY
Shares issued exercise of warrants | shares		1,038,889											41,556
Warrants outstanding | shares			2,722,224															15,975,012			17,013,901
Series B warrant
SHAREHOLDERS' EQUITY
Exercise price of warrants | $ / shares			$ 5.4
Shares issued exercise of warrants | shares			8,557,554
Proceeds from warrant exercises			$ 8,558	$ 8,558
Series B warrant | Common Stock
SHAREHOLDERS' EQUITY
Shares exercised at a price of 90% of the lowest trading price | shares			67,858
Percentage of lowest trading price			90.00%
Warrants exercised floor price | shares			6,861,114
IPO
SHAREHOLDERS' EQUITY
Common share price per share | $ / shares								$ 125			$ 5				$ 5
Gross proceeds								$ 6,207,295							$ 6,207,295
Deferred offering costs								$ 2,103,816			$ 2,103,816				$ 2,103,816
IPO | Network 1 Financial Securities, Inc.
SHAREHOLDERS' EQUITY
Ordinary shares sold (in shares) | shares								49,659		19,361	1,241,459				1,241,459
IPO | Underwriter Warrants | Network 1 Financial Securities, Inc.
SHAREHOLDERS' EQUITY
Common share price per share | $ / shares											$ 5				$ 5
Second closing of IPO
SHAREHOLDERS' EQUITY
Ordinary shares sold (in shares) | shares										775
Gross proceeds										$ 96,805
Share price | $ / shares										$ 125
Costs of private placement										$ 26,399
Security Purchase Agreement
SHAREHOLDERS' EQUITY
Common stock par value, per share | $ / shares									$ 82.5
Gross proceeds									$ 113,507
Security Purchase Agreement | Common Stock
SHAREHOLDERS' EQUITY
Common stock, shares authorized | shares									34,396													1,376
Common stock par value, per share | $ / shares									$ 3.3
Private placement
SHAREHOLDERS' EQUITY
Common stock par value, per share | $ / shares					$ 0.025
Common share price per share | $ / shares					$ 22.5
Number of shares that each unit includes | shares					1
Floor price per share | $ / shares					$ 0.216
Proceeds from issuance					$ 2,170,000
Private placement | Series A warrant
SHAREHOLDERS' EQUITY
Number of warrants that each unit includes | shares					1
Exercise price of warrants | $ / shares			$ 1.35																		$ 0.216
Private placement | Series B warrant
SHAREHOLDERS' EQUITY
Exercise price of warrants | $ / shares			$ 0.216
MDJCC Limited
SHAREHOLDERS' EQUITY
Ordinary shares, shares issued | shares																							10,380,000